SHORT TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT TERM BORROWINGS

12. SHORT TERM BORROWINGS

	December 31,
	2010	2011
Bank borrowings	$37,275	$15,094

	$37,275	$15,094

The balance as of December 31, 2010 represented short term bank loans from various domestic commercial banks with fixed interest rates ranging from 5.31% to 5.84% per annum. Out of the $37,275 balance, $25,153 were without any collateral, $6,061 were guaranteed by a director of the Company, and the remaining $6,061 were guaranteed by Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd., an unrelated third party, with reverse guarantee provided by certain directors and officers of the Company.

The balance as of December 31, 2011 represented short term bank loans from various domestic commercial banks with fixed or floating interest rates ranging from 7.22% to 7.88% per annum. Out of the $15,094 balance, $8,739 were without any collateral, and the remaining $6,355 were guaranteed by a director of the Company and pledged with accounts receivable of iSoftStone WOFE.

As of December 31, 2011, the Company had short-term credit facilities totaling $27,010 expiring in December 2012. Out of the total credit facilities, $15,094 and $179 were utilized for bank borrowings and issuing bank acceptance draft, respectively.